Note 10 - Derivative Instruments (Details) (USD $)	6 Months Ended		12 Months Ended				12 Months Ended				6 Months Ended	10 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2012	Dec. 31, 2012 Other Expense [Member] Interest Rate Contract [Member]	Dec. 31, 2013 Designated as Hedging Instrument [Member] Predecessor [Member] Foreign Exchange Contract [Member]	Dec. 31, 2013 Designated as Hedging Instrument [Member] Successor [Member] Foreign Exchange Contract [Member]	Dec. 31, 2013 Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member]	Dec. 31, 2012 Predecessor [Member] Interest Rate Contract [Member]	Dec. 31, 2013 Predecessor [Member] Foreign Exchange Contract [Member]	Dec. 31, 2012 Predecessor [Member] Foreign Exchange Contract [Member]	Dec. 31, 2011 Predecessor [Member] Foreign Exchange Contract [Member]	Jun. 30, 2013 Predecessor [Member]	Oct. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2013 Successor [Member] Foreign Exchange Contract [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Interest Rate Contract [Member]	Dec. 31, 2011 Interest Rate Contract [Member]	Jun. 30, 2012 Interest Rate Contract [Member]	Jun. 30, 2014 Foreign Exchange Contract [Member]	Jun. 30, 2013 Foreign Exchange Contract [Member]	Jun. 30, 2014 Foreign Exchange Contract [Member]	Jun. 30, 2013 Foreign Exchange Contract [Member]	Dec. 31, 2013 Foreign Exchange Contract [Member]	Dec. 31, 2012 Foreign Exchange Contract [Member]
Note 10 - Derivative Instruments (Details) [Line Items]
Derivative, Floor Interest Rate																		5.20%
Derivative, Cap Interest Rate																		6.25%
Derivative, Notional Amount																		$ 100,000,000
Derivative, Net Hedge Ineffectiveness Gain (Loss)			(13,000)
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	(100,000)			(384,000)	163,000		1,462,000				(423,000)				100,000				178	130	163,000	(650)		518,000
Interest Expense, Trading Liabilities																2,364,000	4,949,000
Derivative, Fixed Interest Rate																5.20%
Revenues Denominated in U.S. Dollars, Percentage	25.00%	25.00%
Derivative Asset, Notional Amount						9,500,000													0		0
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax								(387,000)	128,000	555,000		(249,000)	1,980,000	115,000					315	111,000	474	(334)
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months																							$ 163,000